Submission	Jan. 26, 2026
Submission [Line Items]
Central Index Key	0002095139
Registrant Name	Jiaheng Ruiji International Trade Co Inc.
Registration File Number	333-291673
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A